SHARE CAPITAL - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Number of Options, Opening Balance	1,040,000	1,040,000
Weighted Average Exercise Price ($Cdn), Opening Balance	$ 0.065	$ 0.065
Weighted Average Fair Value ($Cdn), Opening Balance	$ 0.065	$ 0.065
Number of Options, Closing Balance	1,040,000	1,040,000	1,040,000
Weighted Average Exercise Price ($Cdn), Closing Balance	$ 0.065	$ 0.065	$ 0.065
Weighted Average Fair Value ($Cdn), Closing Balance	$ 0.065	$ 0.065	$ 0.065
Weighted Average Remaining Contractual Life (In Years), Outstanding	1 year 5 months 26 days	2 years 5 months 26 days	3 years 5 months 26 days